UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2007

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus
High Yield
Strategies	Fund

SEMIANNUAL REPORT September 30, 2007

Dreyfus High Yield Strategies Fund

Protecting Your Privacy Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.
  Information about your transactions with us, such as the purchase or sale of Fund shares.
  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC

PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Cash Flows
24	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
37	Proxy Results
37	Supplemental Information
41	Officers and Trustees
FOR MORE INFORMATION

Back Cover

Dreyfus High Yield
Strategies Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Strategies Fund, covering the six-month period from April 1, 2007, through September 30, 2007.

After an extended period of relative stability, fixed-income markets encountered heightened volatility toward the end of the reporting period, as the credit cycle appeared to shift to a new phase.Turmoil in the U.S. sub-prime mortgage sector that began just weeks before the start of the reporting period spread to other areas of the economy over the summer, causing investors to reassess their attitudes toward risk.The ensuing “flight to quality” generally benefited U.S.Treasury securities, but prices of more credit-sensitive bonds fell sharply. In an effort to promote market liquidity, the Federal Reserve Board cut the discount rate—the lending rate that banks pay to borrow from the Federal Reserve— by 50 basis points in August, and then at its September 18 meeting, the Fed further cut the discount rate by another 50 basis points.What’s more, to help prevent any potential rippling effect these credit concerns might have on other areas of the economy, the Fed also lowered the federal funds rate by 50 basis points to 4.75% .

This change in monetary policy, the first in over two years, has ended months of investor speculation as to whether or not, and by how much, the Fed would lower interest rates. The real challenge facing investors, however, will be whether credit concerns, the U.S. housing slump, and inflationary factors continue to have a significant or prolonged impact on the U.S economy as well as the bond markets for the remainder of 2007. In our view, we believe that both the U.S. economy and the bond markets are still quite resilient and the Fed’s recent actions are likely to continue to produce opportunities for some market sectors and additional challenges for others. Since each investor’s situation is unique, we encourage you to talk about these investment matters with your financial advisor, who can help you make the right adjustments for your portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers. Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation October 15, 2007

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2007, through September 30, 2007, as provided by Karen Bater and David Bowser, Portfolio Managers

Fund and Market Performance Overview

High yield bonds rallied early in the reporting period in response to robust investor demand, sound business conditions and historically low default rates. However, the market encountered considerable turbulence over the summer, when turmoil in the sub-prime mortgage sector appeared to spread to other areas of the bond market, sparking a credit and liquidity crisis that produced sharp declines in high yield bond prices.Nonetheless,these bouts of heightened volatility did not fully offset gains achieved earlier in the reporting period. The fund provided lower returns than its benchmark, due mainly to its focus on higher quality credits during a time when lower quality credits, while despite being negatively publicized, fared better.

For the six-month period ended September 30, 2007, Dreyfus High Yield Strategies Fund achieved a total return of 0.26% (on a net asset value basis) and produced aggregate income dividends of $0.17 per share.1 In comparison, the Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 0.63% for the same period.2

The Fund’s Investment Approach

The fund primarily seeks high current income.The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income.The fund invests primarily in fixed-income securities of below investment-grade credit quality. Issuers of below investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure.To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Summer Turbulence Interrupted a Long Market Rally

High yield market conditions generally remained favorable over the first few months of the reporting period, as a moderate economic slowdown, mild inflation and steady short-term interest rates helped support high yield bond prices. In fact, yield spreads between high yield bonds and U.S. Treasury securities reached all-time narrow levels in early June, evidence that these generally benign influences had fostered an environment in which investors were comfortable with credit risks. Issuers took advantage of investors’ ample appetite for risk by issuing a high volume of new securities to finance corporate acquisitions and leveraged buyouts, many featuring terms and covenants that historically have been considered unfavorable to bondholders.

Market conditions changed dramatically in mid-June, when credit concerns spread from the sub-prime mortgage sector to other parts of the fixed-income market.Although we saw no change in business fundamentals and default rates remained low, high yield investors quickly became more cautious. Some highly leveraged buyouts stalled when buyers did not materialize for securities with questionable credit characteristics. In addition, a number of hedge funds were forced to sell securities to raise cash for redemptions and margin calls.The resulting selling pressure led to difficult liquidity conditions and sharply lower bond prices.

In an attempt to improve market liquidity, The Federal Reserve Board (the “Fed”) intervened in mid-August by reducing the discount rate.The Fed followed up in September with a cut in the federal funds rate and an additional reduction in the discount rate. These moves helped restore investor confidence,and high yield bonds rebounded through September.

Our Tilt Toward Quality Helped Cushion Volatility

While the fund’s holdings were hurt during the market downturn, they declined less, on average, than the benchmark’s holdings due to our emphasis on higher-quality credits, including those with credit ratings in the double-B and single-B range. Conversely, we maintained an underweight position in lower-quality, triple-C rated bonds. The fund also held relatively little exposure to issuers that were directly affected by the sub-prime mortgage crisis. We had established this investment posture in response to housing market declines and signs of slower economic growth early in the reporting period.

The fund also benefited from the success of our security selection strategy. Overweight positions in the aerospace, hotel and environmental services industries helped bolster the fund’s relative performance, as did its limited exposure to the real estate and building materials industries. Conversely, a few individual credits produced disappointing results during the reporting period, including bonds from a resort operator and a leading provider of student loans.

Positioning for a New Phase of the Credit Cycle

As of the end of the reporting period, we have begun to see evidence that investors are becoming more selective in their purchases and sales of high yield bonds. In our judgment, the fund is well positioned to benefit from this development.We have found a number of opportunities meeting our investment criteria in the utilities, services, chemicals, cable, media and telecommunications industry groups, but relatively few among financial companies, real estate firms and retailers that cater to lower-income consumers.

October 15, 2007

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation and the fund’s shareholder servicing agent pursuant to an agreement in effect through April 4, 2008, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.

2 SOURCE: BLOOMBERG, L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic and Yankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.

The Fund 5

STATEMENT OF INVESTMENTS September 30, 2007 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes—128.5%	Rate (%)	Date	Amount ($)	Value ($)

Advertising—1.6%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	570,000 [a]	552,900
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	1,850,000 [a]	1,794,500
R.H. Donnelley,
Sr. Notes	8.88	10/15/17	1,415,000 [b,c]	1,443,300
R.H. Donnelley,
Gtd. Notes	10.88	12/15/12	1,241,000 [a]	1,324,767
				5,115,467
Aerospace & Defense—1.7%
DRS Technologies,
Gtd. Notes	6.88	11/1/13	438,000 [a]	440,190
Esterline Technologies,
Gtd. Notes	6.63	3/1/17	1,950,000 [a]	1,940,250
L-3 Communications,
Gtd. Bonds	3.00	8/1/35	550,000 [a]	639,375
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	1,400,000 [a]	1,382,500
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,050,000 [a]	1,078,875
				5,481,190
Agricultural—.5%
Alliance One International,
Gtd. Notes	11.00	5/15/12	1,430,000 [a]	1,526,525
Airlines—.4%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	10/1/09	1,153,705 [a]	1,355,604
Asset-Backed Ctfs./
Home Equity Loans—.1%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M8	7.20	9/25/37	135,000	78,395
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M7	7.20	9/25/37	250,000	141,283
				219,678

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Automobile Manufacturers—3.4%
Ford Motor,
Debs.	6.50	8/1/18	1,785,000 [a]	1,445,850
Ford Motor,
Unscd. Notes	7.45	7/16/31	4,785,000 [a]	3,780,150
General Motors,
Notes	7.20	1/15/11	3,725,000 [a]	3,566,687
General Motors,
Sr. Unsub. Debs.	8.38	7/15/33	1,300,000 [a]	1,145,625
GMAC,
Notes	7.00	2/1/12	1,200,000 [a]	1,140,277
				11,078,589
Automotive, Trucks & Parts—3.2%
American Axle and Manufacturing,
Gtd. Notes	7.88	3/1/17	2,400,000 [a]	2,328,000
Goodyear Tire & Rubber,
Sr. Notes	8.63	12/1/11	488,000 [a,c]	512,400
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	1,300,000 [a]	1,394,250
Tenneco Automotive,
Gtd. Notes	8.63	11/15/14	3,620,000 [a]	3,665,250
United Components,
Sr. Sub. Notes	9.38	6/15/13	2,290,000 [a]	2,335,800
				10,235,700
Banks—1.7%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,620,000 [a]	3,538,550
Colonial Bank,
Sub. Notes	8.00	3/15/09	750,000 [a]	779,663
Colonial Bank,
Sub. Notes	9.38	6/1/11	1,000,000 [a]	1,100,296
				5,418,509
Building & Construction—1.0%
Goodman Global Holdings,
Gtd. Notes	7.88	12/15/12	438,000 [a]	432,525
Goodman Global Holdings,
Gtd. Notes, Ser. B	8.36	6/15/12	1,596,000 [a,d]	1,584,030

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Building & Construction (continued)
KB Home,
Gtd. Notes	5.75	2/1/14	1,325,000 [a]	1,126,250
				3,142,805
Cable & Media—1.8%
CCH I Holdings,
Gtd. Notes	9.92	4/1/14	2,864,000 [a]	2,477,360
CCH,
Scd. Notes	11.00	10/1/15	2,770,000 [a]	2,818,475
Mediacom/Mediacom Capital,
Sr. Unscd. Notes	9.50	1/15/13	695,000	707,162
				6,002,997
Casinos & Gaming—.9%
Fontainebleau Las Vegas,
2nd Mortgage Notes	10.25	6/15/15	1,360,000 [a,c]	1,281,800
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,660,000 [c]	1,684,900
				2,966,700
Chemicals—3.5%
Airgas,
Gtd. Notes	6.25	7/15/14	1,300,000 [a]	1,241,500
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	834,000 [a]	865,275
Huntsman,
Gtd. Notes	11.63	10/15/10	909,000 [a]	965,812
Ineos Group Holdings,
Gtd. Notes	8.50	2/15/16	2,900,000 [c]	2,791,250
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	1,615,000 [a]	1,784,575
Nalco,
Sr. Sub. Notes	8.88	11/15/13	3,508,000 [a]	3,700,940
				11,349,352
Coal—.2%
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	525,000	532,875
Commercial &
Professional Services—4.2%
Aramark,
Gtd. Notes	8.50	2/1/15	1,446,000 [a]	1,482,150

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial & Professional
Services (continued)
Corrections Corp. of America,
Gtd. Notes	6.25	3/15/13	2,475,000 [a]	2,450,250
Education Management/Finance,
Gtd. Notes	8.75	6/1/14	1,100,000 [a]	1,133,000
Education Management/Finance,
Gtd. Notes	10.25	6/1/16	1,955,000 [a]	2,033,200
Hertz,
Gtd. Notes	8.88	1/1/14	1,660,000 [a]	1,718,100
Hertz,
Gtd. Notes	10.50	1/1/16	900,000 [a]	976,500
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	3,320,000 [a]	3,668,600
				13,461,800
Commercial Mortgage
Pass-Through Ctfs.—.4%
Global Signal Trust,
Ser. 2006-1, Cl. F	7.04	2/15/36	1,210,000 [c]	1,184,336
Communications—.4%
Cricket Communications I,
Gtd. Notes	9.38	11/1/14	1,140,000 [a]	1,162,800
Consumer Products—1.2%
Chattem,
Sr. Sub. Notes	7.00	3/1/14	1,455,000 [a]	1,451,362
Playtex Products,
Gtd. Notes	9.38	6/1/11	2,264,000 [a]	2,340,410
				3,791,772
Diversified Financial Services—13.1%
Allmerica Financial,
Debs.	7.63	10/15/25	3,300,000 [a]	3,440,471
CCM Merger,
Notes	8.00	8/1/13	1,325,000 [a,c]	1,298,500
Consolidated Communications
Illinois/Texas Holdings, Sr. Notes	9.75	4/1/12	747,000 [a]	758,205
Ford Motor Credit,
Unscd. Notes	7.38	10/28/09	4,140,000 [a]	4,061,410
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	950,000 [a]	890,132

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Ford Motor Credit,
Sr. Unscd. Notes		8.63	11/1/10	1,650,000 [a]	1,636,835
Ford Motor Credit,
Sr. Unscd. Notes		9.75	9/15/10	2,284,000 [a]	2,331,576
General Motors Acceptance
International Finance, Gtd.
Notes	EUR	4.38	10/31/07	2,000,000 [e]	2,844,531
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	1,140,000 [e]	1,493,617
GMAC,
Notes		6.13	1/22/08	1,515,000 [a]	1,512,011
GMAC,
Unsub. Notes		6.63	5/15/12	185,000	172,791
GMAC,
Unsub. Notes		7.75	1/19/10	3,435,000 [a]	3,408,812
GMAC,
Bonds		8.00	11/1/31	1,835,000 [a]	1,805,020
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	3,985,000 [a,c]	3,725,975
Idearc,
Gtd. Notes		8.00	11/15/16	3,700,000 [a]	3,709,250
Leucadia National,
Sr. Unscd. Notes		7.00	8/15/13	1,725,000 [a]	1,664,625
Leucadia National,
Sr. Unscd. Notes		7.13	3/15/17	1,500,000 [a]	1,436,250
Nell,
Gtd. Notes		8.38	8/15/15	3,100,000 [a,c]	2,844,250
SLM,
Unscd. Notes, Ser. A		4.50	7/26/10	1,200,000	1,124,080
Stena,
Sr. Notes		7.50	11/1/13	1,170,000 [a]	1,181,700
UCI Holdco,
Sr. Notes		12.69	12/15/13	1,175,392 [a,c,d]	1,122,499
					42,462,540
Diversified Metals & Mining—1.5%
Alpha Natural Resources/Capital,
Gtd. Notes		10.00	6/1/12	2,500,000 [a,d]	2,637,500

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Metals
& Mining (continued)
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,315,000 [a,c]	1,554,987
Gibraltar Industries,
Gtd. Notes, Ser. B	8.00	12/1/15	900,000 [a,d]	850,500
				5,042,987
Electric Utilities—12.0%
AES,
Sr. Unsub. Notes	8.88	2/15/11	2,375,000 [a]	2,490,781
AES,
Sr. Notes	9.38	9/15/10	7,610,000 [a]	8,066,600
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,650,000 [a,c,d]	6,087,875
CMS Energy,
Sr. Unscd. Notes	9.88	10/15/07	1,601,000 [a]	1,605,002
Edison Mission Energy,
Sr. Notes	7.00	5/15/17	505,000 [c]	499,950
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	1,465,000 [a]	1,508,950
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	2,975,000 [a]	3,019,625
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,735,000 [a]	2,789,700
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,216,000 [a]	1,327,483
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000 [a]	1,180,875
NRG Energy,
Gtd. Notes	7.38	2/1/16	435,000	437,175
NRG Energy,
Gtd. Notes	7.38	1/15/17	1,000,000 [a]	1,002,500
PSEG Energy Holdings,
Sr. Unscd. Notes	10.00	10/1/09	350,000 [a]	376,077
Reliant Energy,
Sr. Notes	7.63	6/15/14	4,565,000 [a]	4,622,062
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	3,467,000 [a]	3,687,231
				38,701,886

The Fund 11

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Environmental Control—2.2%
Allied Waste North America,
Scd. Notes	6.88	6/1/17	6,250,000 [a]	6,312,500
WCA Waste,
Gtd. Notes	9.25	6/15/14	765,000	791,775
				7,104,275
Food & Beverages—3.2%
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,340,000 [a]	2,234,700
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	1,879,000 [a,d]	1,916,580
Dole Food,
Sr. Notes	8.63	5/1/09	702,000 [a,d]	707,265
Dole Food,
Gtd. Notes	8.88	3/15/11	475,000 [a]	465,500
Smithfield Foods,
Sr. Notes, Ser. B	7.75	5/15/13	1,750,000	1,793,750
Smithfield Foods,
Sr. Unscd. Notes	7.75	7/1/17	490,000	504,700
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	2,550,000 [a]	2,610,562
				10,233,057
Health Care—7.1%
Community Health Systems,
Sr. Notes	8.88	7/15/15	3,910,000 [a,c]	4,037,075
DaVita,
Gtd. Notes	7.25	3/15/15	1,720,000 [a]	1,732,900
HCA,
Sr. Unscd. Notes	6.95	5/1/12	1,735,000 [a]	1,622,225
HCA,
Sr. Unscd. Notes	8.75	9/1/10	3,370,000 [a]	3,420,550
HCA,
Scd. Notes	9.13	11/15/14	1,695,000 [a,c]	1,792,463
HCA,
Scd. Notes	9.25	11/15/16	1,725,000 [a,c]	1,837,125
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	2,510,000 [a]	2,553,925
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	2,850,000 [a]	2,899,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Tenet Healthcare,
Sr. Notes	9.88	7/1/14	3,541,000 [a]	3,257,720
				23,153,858
Lodging & Entertainment—11.8%
AMC Entertainment,
Sr. Sub. Notes	8.00	3/1/14	4,065,000 [a]	3,892,237
Cinemark,
Sr. Discount Notes	9.75	3/15/14	3,915,000 [a,f]	3,719,250
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	1,775,000 [a]	1,712,875
Gaylord Entertainment,
Gtd. Notes	8.00	11/15/13	1,550,000 [a]	1,579,062
Leslie’s Poolmart,
Sr. Notes	7.75	2/1/13	993,000 [a]	948,315
Mandalay Resort Group,
Sr. Sub. Notes	9.38	2/15/10	4,000,000 [a]	4,210,000
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	820,000 [a,f]	697,000
MGM Mirage,
Gtd. Notes	8.38	2/1/11	625,000 [a]	654,687
MGM Mirage,
Gtd. Notes	8.50	9/15/10	2,233,000 [a]	2,344,650
Mohegan Tribal Gaming Authority,
Gtd. Notes	6.38	7/15/09	1,800,000 [a]	1,800,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	7.13	8/15/14	1,220,000 [a]	1,229,150
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	3,495,000 [a,c]	3,853,237
Royal Caribbean Cruises,
Sr. Notes	8.75	2/2/11	1,575,000 [a]	1,687,433
Scientific Games,
Gtd. Notes	6.25	12/15/12	3,005,000 [a]	2,911,094
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,675,000	1,695,938
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	2,100,000 [a]	2,079,000
Wheeling Island Gaming,
Gtd. Notes	10.13	12/15/09	1,000,000 [a]	1,007,500

The Fund 13

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lodging & Entertainment (continued)
Wimar OpCo,
Sr. Sub. Notes	9.63	12/15/14	3,118,000 [a,c]	2,432,040
				38,453,468
Machinery—2.8%
Case,
Notes	7.25	1/15/16	2,280,000 [a]	2,371,200
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	615,000	636,525
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	2,835,000 [a,c]	2,565,675
Terex,
Gtd. Notes	7.38	1/15/14	3,415,000 [a]	3,483,300
				9,056,700
Manufacturing—2.0%
Bombardier,
Notes	6.30	5/1/14	2,200,000 [a,c]	2,167,000
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	675,000 [a,c]	710,438
J.B. Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	2,170,000 [a]	1,963,850
Mueller Water Products,
Sr. Sub. Notes	7.38	6/1/17	600,000 [c]	561,000
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	375,000	390,000
RBS Global & Rexnord,
Gtd. Notes	11.75	8/1/16	665,000	711,550
				6,503,838
Media—6.5%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	9.82	4/1/09	850,000 [a,d]	879,750
Charter Communications Holdings,
Sr. Unscd. Notes	10.25	9/15/10	2,105,000 [a]	2,162,888
CSC Holdings,
Sr. Unscd. Notes	6.75	4/15/12	2,855,000 [a]	2,762,213
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	1,150,000 [a]	1,173,000
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	2,060,000 [a]	2,204,200
Dex Media West/Finance,
Sr. Unscd. Notes	8.50	8/15/10	720,000 [a]	743,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Dex Media West/Finance,
Gtd. Notes, Ser. B	9.88	8/15/13	4,165,000 [a]	4,451,344
ION Media Networks,
Sr. Sub. Notes, Ser. A	11.00	7/31/13	31,028	26,374
ION Media Networks,
Sr. Sub. Notes	11.00	7/31/13	33,232 [c]	28,247
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	1,268,000 [a]	1,363,100
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	1,930,000 [a,c]	1,930,000
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	2,245,000 [a,f]	2,222,550
Nexstar Finance,
Gtd. Notes	7.00	1/15/14	400,000	386,000
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	595,000 [a]	590,538
				20,923,604
Metals—.8%
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	2,335,000 [a]	2,527,638
Oil & Gas—6.2%
ANR Pipeline,
Sr. Notes	7.00	6/1/25	95,000 [a]	103,474
ANR Pipeline,
Sr. Unscd. Debs.	7.38	2/15/24	50,000 [a]	56,186
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,140,000 [a]	2,164,075
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	800,000 [a]	824,000
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	600,000 [a]	630,000
Cimarex Energy
Gtd. Notes	7.13	5/1/17	2,375,000 [a]	2,369,063
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,685,000 [a]	3,721,850
Dynegy Holdings,
Sr. Notes	8.75	2/15/12	280,000 [a]	290,500
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	2,225,000 [a]	2,180,500

The Fund 15

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	1,925,000 [a]	2,004,406
Williams Cos.,
Notes	7.36	10/1/10	3,000,000 [a,c,d]	3,037,500
Williams Cos.,
Sr. Notes	7.63	7/15/19	500,000	538,125
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	1,900,000 [a]	2,075,750
				19,995,429
Packaging & Containers—8.0%
BPC Holding,
Scd. Notes	8.88	9/15/14	1,945,000 [a]	1,998,488
BPC Holding,
Scd. Notes	9.57	9/15/14	275,000 [a,d]	279,125
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	7,225,000	7,450,781
Crown Americas/Capital,
Gtd. Notes	7.75	11/15/15	4,125,000 [a]	4,279,688
Norampac,
Gtd. Notes	6.75	6/1/13	3,554,000 [a]	3,411,840
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	445,000	441,106
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	450,000 [a]	468,000
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	879,000 [a]	896,580
Owens-Illinois,
Debs.	7.50	5/15/10	1,400,000 [a]	1,417,500
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,590,000 [a,c]	2,693,600
Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	2,855,000	2,819,313
				26,156,021
Paper & Forest Products—1.7%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	4,705,000 [a,c]	4,610,900
Georgia-Pacific,
Sr. Uscd. Notes	8.00	1/15/24	805,000 [a]	788,900
				5,399,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts—1.7%
B.F. Saul REIT,
Scd. Notes		7.50	3/1/14	2,210,000 [a]	2,066,350
Host Marriott,
Gtd. Notes, Ser. M		7.00	8/15/12	2,150,000 [a]	2,176,875
Host Marriott,
Gtd. Notes		7.13	11/1/13	1,390,000 [a]	1,407,375
					5,650,600
Retail—1.9%
Amerigas Partners,
Sr. Unscd. Notes		7.25	5/20/15	1,600,000 [a]	1,584,000
Central European Distribution,
Scd. Bonds	EUR	8.00	7/25/12	520,000 [c,e]	773,303
Neiman Marcus Group,
Gtd. Notes		10.38	10/15/15	1,000,000	1,095,000
Rite Aid,
Gtd. Notes		9.38	12/15/15	2,975,000 [a,c]	2,781,625
					6,233,928
Structured Index—2.4%
Dow Jones CDX,
Pass Thrus Ctfs, Ser. 4-T1		8.25	6/29/10	7,415,700 [a,c,g]	7,647,441
Technology—3.1%
Freescale Semiconductor,
Sr. Unscd. Notes		8.88	12/15/14	3,780,000 [a]	3,666,600
Freescale Semiconductor,
Sr. Sub. Notes		10.13	12/15/16	1,080,000 [a]	1,009,800
Sensata Technologies,
Gtd. Notes	EUR	9.00	5/1/16	1,450,000 [e]	1,985,410
Sungard Data Systems,
Gtd. Notes		9.13	8/15/13	1,000	1,045
Sungard Data Systems,
Gtd. Notes		10.25	8/15/15	3,164,000	3,322,200
					9,985,055
Telecommunications—11.0%
Arch Western Finance,
Gtd. Notes		6.75	7/1/13	1,000,000 [a,d]	985,000
Centennial Cellular Operating,
Gtd. Notes		10.13	6/15/13	1,300,000 [a]	1,384,500
Centennial Communications,
Sr. Unscd. Notes		8.13	2/1/14	940,000 [d]	961,150

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Digicel Group,
Sr. Unscd. Notes		9.13	1/15/15	2,439,000 [a,c]	2,274,368
Intelsat Bermuda,
Sr. Unscd. Notes		11.25	6/15/16	2,705,000	2,911,256
Intelsat Bermuda,
Sr. Unscd. Notes		11.41	6/15/13	2,000,000 [d]	2,100,000
Intelsat Subsidiary Holding,
Sr. Notes		8.25	1/15/13	1,370,000 [d]	1,397,400
Intelsat Subsidiary Holding,
Gtd. Notes		8.63	1/15/15	360,000 [d]	369,000
Level 3 Financing,
Gtd. Notes		9.15	2/15/15	1,640,000 [a,d]	1,570,300
MetroPCS Wireless,
Sr. Notes		9.25	11/1/14	270,000 [a,c]	276,750
MetroPCS Wireless,
Sr. Notes		9.25	11/1/14	1,905,000 [c]	1,952,625
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	1,450,000 [c,e]	2,176,712
Nordic Telephone Holdings,
Scd. Bonds		8.88	5/1/16	415,000 [c]	439,900
Qwest,
Sr. Unscd. Notes		7.50	10/1/14	460,000	480,700
Qwest,
Sr. Notes		7.88	9/1/11	200,000	211,000
Qwest,
Sr. Notes		8.94	6/15/13	2,650,000 [a,d]	2,842,125
Rogers Wireless,
Scd. Notes		9.63	5/1/11	1,136,000 [a]	1,280,656
US Unwired,
Gtd. Notes, Ser. B		10.00	6/15/12	2,172,000 [a]	2,329,546
Wind Acquisition Finance,
Scd. Bonds		10.75	12/1/15	575,000 [c]	639,688
Windstream,
Gtd. Notes		8.13	8/1/13	6,720,000 [a]	7,106,400
Windstream,
Gtd. Notes		8.63	8/1/16	2,175,000 [a]	2,329,969
					36,019,045
Textiles & Apparel—2.5%
Invista,
Notes		9.25	5/1/12	4,405,000 [a,c]	4,647,275

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)

Textiles & Apparel (continued)
Levi Strauss & Co.,
Sr. Unsub. Notes	9.75	1/15/15	1,085,000		1,144,675
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	2,166,000	[a]	2,339,780
					8,131,730
Transportation—.6%
Kansas City Southern of Mexico,
Sr. Notes	7.63	12/1/13	1,100,000	[a,c]	1,080,750
Kansas City Southern Railway,
Gtd. Notes	7.50	6/15/09	790,000	[a]	802,837
					1,883,587
Wire & Cable Products—.2%
Belden CDT,
Sr. Sub. Notes	7.00	3/15/17	700,000	[a,c]	696,500
Total Bonds and Notes
(cost $413,118,908)					415,989,686

Preferred Stocks—1.5%			Shares		Value ($)

Banks—.8%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875			57,250		2,456,025
Media—.7%
Spanish Broadcasting System,
Ser. B, Cum. $107.5			2,125		2,289,914
Total Preferred Stocks
(cost $5,026,150)					4,745,939

Common Stocks—.3%

Cable & Media—.0%
Time Warner Cable, Cl. A			6	[a,h]	197
Electric Utilities—.2%
Mirant			12,912	[h]	525,260
Telecommunications—.1%
Above Net			2,480	[h]	197,160
Above Net (warrants 9/8/2008)			1,044	[h]	62,118
Above Net (warrants 9/8/2010)			1,228	[h]	68,154
					327,432
Total Common Stocks
(cost $526,669)					852,889

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,470,000)	2,470,000 [i]	2,470,000

Total Investments (cost $421,141,727)	131.1%	424,058,514
Liabilities, Less Cash and Receivables	(31.1%)	(100,631,748)
Net Assets	100.0%	323,426,766

[a] Collateral for Revolving Credit and Security Agreement.
[b] Purchased on a delayed delivery basis.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2007, these securities amounted to $83,675,259 or 25.9% of net assets.
[d] Variable rate security—interest rate subject to periodic change.
[e] Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
[f] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g] Security linked to a portfolio of debt securities.
[h] Non-income producing security.
[i] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	125.6	Asset/Mortgage-Backed	.5
Structured Index	2.4	Common Stocks	.3
Preferred Stocks	1.5
Money Market Investment	.8		131.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	418,671,727	421,588,514
Affiliated issuers	2,470,000	2,470,000
Cash		4,114,478
Cash denominated in foreign currencies	1,040,712	1,085,016
Dividends and interest receivable		9,156,203
Receivable for investment securities sold		2,084,771
Unrealized appreciation on swaps—Note 4		48,822
Receivable from broker for swap transactions—Note 4		4,063
Prepaid expenses		39,474
		440,591,341

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		277,594
Due to Shareholder Servicing Agent—Note 3(b)		18,675
Loan Payable—Note 2		112,000,000
Payable for investment securities purchased		3,716,362
Interest and loan fees payable—Note 2		659,104
Unrealized depreciation on forward currency
exchange contracts—Note 4		226,156
Unrealized depreciation on swaps—Note 4		60,129
Accrued expenses		206,555
		117,164,575

Net Assets ($)		323,426,766

Composition of Net Assets ($):
Paid-in capital		968,195,609
Accumulated distributions in excess of investment income—net		(2,109,440)
Accumulated net realized gain (loss) on investments		(645,557,655)
Accumulated net unrealized appreciation (depreciation) on
investments, foreign currency transactions and swap transactions		2,898,252

Net Assets ($)		323,426,766

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		71,487,233
Net Asset Value, per share ($)		4.52

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended September 30, 2007 (Unaudited)
Investment Income ($):
Income:
Interest	17,319,890
Dividends:
Unaffiliated issuers	237,393
Affiliated issuers	345,337
Total Income	17,902,620
Expenses:
Management fee—Note 3(a)	2,113,940
Interest expense—Note 2	4,227,986
Shareholder servicing costs—Note 3(a,b)	216,383
Trustees’ fees and expenses—Note 3(c)	90,540
Shareholders’ reports	83,754
Professional fees	60,017
Custodian fees—Note 3(a)	30,213
Registration fees	23,684
Miscellaneous	35,022
Total Expenses	6,881,539
Less—reduction in management fee and shareholder
servicing fees due to undertaking—Note 3(a,b)	(691,667)
Net Expenses	6,189,872
Investment Income—Net	11,712,748

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,974,731)
Net realized gain (loss) on forward currency exchange contracts	(413,053)
Net realized gain (loss) on swap transactions	(3,428,547)
Net Realized Gain (Loss)	(5,816,331)
Net unrealized appreciation (depreciation) on investments, swap
transactions and foreign currency transactions	(7,819,926)
Net Realized and Unrealized Gain (Loss) on Investments	(13,636,257)
Net (Decrease) in Net Assets Resulting from Operations	(1,923,509)

See notes to financial statements.

STATEMENT OF CASH FLOWS Six Months Ended September 30, 2007 (Unaudited)
Cash Flows from Operating Activities ($):
Interest received	17,319,569
Dividends received	655,448
Interest and loan fees paid	(4,313,966)
Swap upfront charges paid	2,362,841
Operating expenses paid	(697,595)
Paid to The Dreyfus Corporation	(1,432,864)	13,893,433

Cash Flows from Investing Activities ($):
Purchases of portfolio securities	(107,245,919)
Net purchases of short-term portfolio securities	16,383,768
Proceeds from sales of portfolio securities	136,591,123
Foreign exchange contracts transactions	(413,053)
Swap transactions	(3,451,229)	41,864,690

Cash Flows from Financing Activities ($):
Dividends paid	(14,261,703)
Proceeds from decrease in loan outstanding	(37,000,000)	(51,261,703)
Net increase in cash		4,496,420
Cash at beginning of period		703,074

Cash and cash denominated in foreign
currencies at end of period		5,199,494

Reconciliation of Net Decrease in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities ($):
Net Decrease in Net Assets Resulting from Operations		(1,923,509)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities ($):
Increase in interest receivable		(248,492)
Decrease in interest and loan commitment fees		(85,979)
Increase in swap upfront charges		2,362,841
Decrease in accrued operating expenses		(157,985)
Decrease in Due to The Dreyfus Corporation		(10,590)
Net realized loss on investments		5,816,331
Net unrealized depreciation on investments		7,819,926
Decrease in dividends receivable		72,719
Net amortization of premiums on investments		248,171
Net Cash Provided by Operating Activities		13,893,433

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited)	March 31, 2007

Operations ($):
Investment income—net	11,712,748	23,430,892
Net realized gain (loss) on investments	(5,816,331)	5,970,352
Net unrealized appreciation
(depreciation) on investments	(7,819,926)	6,569,584
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,923,509)	35,970,828

Dividends to Shareholders from ($):
Investment income—net	(12,224,317)	(27,023,580)

Total Increase (Decrease) in Net Assets	(14,147,826)	8,947,248

Net Assets ($):
Beginning of Period	337,574,592	328,627,344
End of Period	323,426,766	337,574,592
Distributions in excess of investment income—net	(2,109,440)	(1,120,760)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2007			Year Ended March 31,

(Unaudited)		2007	2006	2005	2004 [a]	2003

Per Share Data ($):
Net asset value,
beginning of period	4.72	4.60	4.67	4.76	3.87	4.93
Investment Operations:
Investment income—net [b]	.16	.33	.37	.45	.56	.68
Net realized and unrealized
gain (loss) on investments	(.19)	.17	(.03)	(.05)	.93	(1.00)
Total from Investment Operations	(.03)	.50	.34	.40	1.49	(.32)
Distributions:
Dividends from investment
income—net	(.17)	(.38)	(.41)	(.49)	(.60)	(.74)
Net asset value, end of period	4.52	4.72	4.60	4.67	4.76	3.87
Market value, end of period	3.87	4.29	4.04	4.40	5.48	5.16

Total Return (%) [c]	(5.97)[d]	15.99	.94	(10.95)	19.92	14.22

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	4.23[e]	4.25	3.39	2.52	2.36	3.18
Ratio of net expenses
to average net assets	3.81[e]	3.81	2.98	2.33	2.17	2.99
Ratio of net investment income
to average net assets	7.21[e]	7.14	7.98	9.50	12.35	17.66
Portfolio Turnover Rate	23.81[d]	41.02	54.31	81.52	145.95	186.19

Net Assets, end of period
($ x 1,000)	323,427	337,575	328,627	333,866	337,958	269,181

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
September 30, 2007			Year Ended March 31,

	(Unaudited)	2007	2006	2005	2004 [a]	2003

Ratios/Supplemental
Data (%) (continued):
Average borrowings
outstanding ($ x 1,000)	144,749	149,351	135,205	138,099	137,123	126,350
Weighted average number
of fund shares
outstanding ($ x 1,000)	71,487	71,487	71,487	71,294	70,406	68,538
Average amount
of debt per share ($)	2.02	2.09	1.89	1.94	1.95	1.84

[a]	As of April 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to April 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended March 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 12.05% to 12.35%. Per share data and ratios/supplemental data for periods prior to
April 1, 2003 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Calculated based on market value.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a non-diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income by investing at least 65% of its total assets in income securities rated below investment grade. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager and administrator.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees,

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premiums on investments is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, Mellon Investor Services, L.L.C., an affiliate of the Manager, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On September 28, 2007, the Board of Trustees declared a cash dividend of $.0285 per share from investment income-net, payable on October 29, 2007 to shareholders of record as of the close of business on October 15, 2007.

(f) Concentration of risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund is permitted to invest up to 5% of its assets directly in the common stock of high yield bond issuers.This percentage will be in addition to any other common stock holdings acquired as part of warrants or “units”, so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in an IPO) to gain sector exposure and when suitable high yield bonds are not available for sale, and expects to sell the common stock promptly when suitable high yield bonds are subsequently acquired.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $635,126,734 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2007. If not

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

applied, $32,334,001 of the carryover expires in fiscal 2008, $136,674,723 expires in fiscal 2009, $283,731,643 expires in fiscal 2010, $105,470,700 expires in fiscal 2011, $56,969,403 expires in fiscal 2012 and $19,946,264 expires in fiscal 2014. It is uncertain that the fund will be able to utilize most of its capital loss carryovers prior to its expiration date.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2007 was as follows: ordinary income $27,023,580. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Borrowings:

The fund has entered into a $175,000,000 Revolving Credit and Security Agreement (the “Agreement”), which expires on November 6, 2008. Under the terms of the Agreement, the fund may borrow Advances (including Eurodollar Advances), on a collateralized basis with certain fund assets used as collateral which amounted to $300,742,717 as of September 30, 2007; the yield to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Advance) outstanding from time to time. The fund pays certain other fees associated with the Agreement. During the period ended September 30, 2007, $297,117 applicable to those fees was included in interest expense.

The average daily amount of borrowings outstanding during the period ended September 30, 2007, under the Agreement, was approximately $144,748,600, with a related weighted average annualized interest rate of 5.43% ..

(a) Pursuant to a management and administration agreement with the Manager, the management and administration fee is computed at the annual rate of .90% of the value of the fund’s average weekly total

NOTE 3—Management Fee and Other Transactions With Affiliates:

assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

For the period from April 1, 2007 through April 4, 2008, the Manager agreed to waive receipt of a portion of the fund’s management fee in the amount of .25% of the Managed Assets.The reduction in management fee, pursuant to the undertaking, amounted to $574,209 during the period ended September 30, 2007.

The fund compensates Mellon Investor Services, L.L.C., an affiliate of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2007, the fund was charged $6,000 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2007, the fund was charged $30,213 pursuant to the custody agreement.

(b) In accordance with the Shareholder Servicing Agreement, UBS Warburg LLC Inc. provides certain shareholder services for which the fund pays a fee computed at the annual rate of ..10% of the value of the fund’s average weekly Managed Assets. During the period ended September 30, 2007, the fund was charged $234,916 pursuant to the Shareholder Servicing Agreement.

For the period from April 1, 2007 through April 4, 2008, UBS Warburg LLC agreed to waive receipt of a portion of the fund’s shareholder services fee in the amount of .05% of the Managed Assets.The reduction in shareholder services fee, pursuant to the undertaking, amounted to $117,458 during the period ended September 30, 2007.

During the period ended September 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $335,842, custodian fees $15,634, chief compliance officer fees $2,411 and certain transfer agency fees $4,000, which are offset against an expense reimbursement currently in effect in the amount of $80,293.

(c) Each Trustee who is not an “interested person” (as defined in the 1940 Act) of the fund receives $15,000 per year plus $1,000 for each Board meeting attended, and $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone.The fund also reimburses each Trustee who is not an “interested person”(as defined in the 1940 Act) of the fund for travel and out-of-pocket expenses.With respect to compensation committee meetings, the Chair of the compensation committee receives $100 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $150 per meeting. In the event that there is an in-person joint committee meeting of the Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) and the fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the fund. In the event that there is a joint telephone meeting of The Dreyfus/Laurel Funds and the fund, each Trustee attending who is not an “interested person” (as defined in the 1940 Act) receives $150 from the fund.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts and swap transactions, during the period ended September 30, 2007, amounted to $106,798,046 and $134,129,882, respectively.

The fund may use various derivatives, including options, futures contracts, forward currency exchange contracts, mortgage-related securities, asset-backed securities and swaps.The fund may invest in, or enter into, these financial instruments for a variety of reasons, including to hedge certain market trends, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. The following summarizes open credit default swaps entered into by the fund at September 30, 2007:

				Unrealized
Notional	Reference		(Pay)/Receive	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

2,275,000	Owens-Brockway
	Glass Container,	J.P. Morgan
	8.875%, 2/15/2009	Chase	(1.95) 6/20/2010	(60,129)
2,275,000	Owens-Illinois,	J.P. Morgan
	7.5%, 5/15/2010	Chase	2.60 6/20/2010	48,822
Total				(11,307)

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund may enter into forward currency exchange contracts.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at September 30, 2007:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)

Sales;
Euro,
expiring 12/19/2007	6,560,000	9,144,148	9,370,304	(226,156)

At September 30, 2007, accumulated net unrealized appreciation on investments was $2,916,787, consisting of $9,610,381 gross unrealized appreciation and $6,693,594 gross unrealized depreciation.

At September 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS ( U n a u d i t e d )

Holders of Beneficial interest voted on the following proposal presented at the shareholders’ meeting held on August 2, 2007 as follows:

		Shares

	For	Authority Withheld

To elect two Class II Trustees: †
James M. Fitzgibbons	61,402,147	1,781,153
Roslyn M. Watson	61,417,153	1,766,147

† The terms of these Class II Trustees expire in 2010.

SUPPLEMENTAL INFORMATION (Unaudited)

Certifications

In August 2007, the fund’s Chief Executive Officer submitted his annual certification to the New York Stock Exchange (NYSE) pursuant to Section 303A.12(a) of the NYSE Listed Company Manual. The fund’s principal executive and principal financial officer certification pursuant to Rule 30a-2 under the 1940 Act are filed with the fund’s Form N-CSR filings and are available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center - Dreyfus Mutual Funds - Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

The Fund 37

NOTES

The Fund 39

NOTES

The Net Asset Value appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading
“Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds”
every Monday; NewYork Times, Business section under the heading “Closed-End Bond Funds—Bond Funds”
every Sunday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940,as amended,that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 41

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
(a) (1)	The following information is as of November 26, 2007, the date of the filing of this report:

David Bowser is a co-primary portfolio manager of the Fund. He has held this position since October 25, 2006 and has been a portfolio manager of the Fund and employed by the Dreyfus Corporation (“Dreyfus”) since July 2006. Mr. Bowser is a Charted Financial Analyst and Strategist for Investment Grade Credit, and a portfolio manager for dedicated corporate mandates at Standish Mellon Asset Management, LLC (“Standish Mellon”), an affiliate of Dreyfus. Mr. Bowser joined Standish Mellon in 2000.

Karen Bater is a co-primary portfolio manager of the Fund. She has been employed by Dreyfus since July 2007. She is Director of High Yield Strategies of Standish Mellon, responsible for managing Standish Mellon’s High Yield portfolios. She joined Standish Mellon in July 2007 from Gartmore Global Investments. Prior to Gartmore, Ms. Bater was a portfolio manager at CoresStates Investment Advisors. Ms. Bater has a B.S. in Finance from Pennsylvania State University and is a Chartered Financial Analyst.

(a) (2) The following information is as of October 31, 2007, except where otherwise noted:

     Portfolio Managers. The Registrant’s investment adviser is responsible for investment decisions and provides the Registrant with portfolio managers who are authorized by the Trust’s Board to execute purchases and sales of securities. David Bowser, Karen Bater, Chris Barris and Kent J. Wosepka are the portfolio managers for the Fund. Each portfolio manager is a dual employee of Dreyfus and Standish Mellon.

Portfolio Managers Compensation. Each Standish Mellon portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). The portfolio managers are compensated by Standish Mellon and not by Dreyfus or the Registrant. Funding for the Standish Mellon Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish Mellon’s performance. The portfolio managers are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. Also considered in determining individual awards are team participation and general contributions to Standish Mellon.

     All portfolio managers are also eligible to participate in the Standish Mellon Long Term Incentive Plan. This Plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish Mellon (capped at 20% per year). Management has discretion with respect to actual participation.

     Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon’s Elective Deferred Compensation Plan.

     Additional Information About Portfolio Managers. The following table lists the number and types of other accounts advised by the primary portfolio managers and assets under management in those accounts as of October 31, 2007:

	Registered
	Investment
	Company		Pooled	Assets	Other
Portfolio Manager	Accounts	Assets Managed	Accounts	Managed	Accounts	Assets Managed

Karen Bater	4	$727,836,982.72	0	0	10	$1,207,002,721.85

David Bowser	0	$0	0	0	8	$1,335,102,423.23

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of shares of the Registrant beneficially owned by the primary portfolio managers are as follows as of October 31, 2007:

Dollar Range of Registrant
Portfolio Manager	Registrant Name	Shares Beneficially Owned
Karen Bater	Dreyfus High Yield Strategies Fund	None
David Bowser	Dreyfus High Yield Strategies Fund	$10,001-50,000

Portfolio managers at Dreyfus may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

Potential conflicts of interest may arise because of Dreyfus’ management of the Registrant and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Registrant, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Registrant. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolios managers have a materially larger investment in Other Accounts than their investment in the Registrant.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Registrant. For these or other reasons, the portfolio manager may purchase different securities for the Registrant and the Other Accounts, and the performance of securities purchased for the Registrant may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Registrant, which could have the potential to adversely impact the Registrant, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of Dreyfus and an affiliated entity and such portfolio managers also manage Other Accounts.

Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 26, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)